SHARE-BASED COMPENSATION - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Weighted average fair value of the options granted	$ 2,640	$ 3,050.00
Weighted average remaining contractual life for the share options outstanding (in years)	6 years 7 months 17 days	7 years 3 months 10 days
Minimum
SHARE-BASED COMPENSATION
Exercise prices for share options outstanding	$ 0.01	$ 0.00
Maximum
SHARE-BASED COMPENSATION
Exercise prices for share options outstanding	$ 8.44	$ 8.30